LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of lease liability [Table Text Block]
Lease liability	Warehouse	Vehicles	Total
Lease liability recognized as of December 31, 2018	$—	$—	$—
Lease liability recognized	117,004	79,668	196,672
Lease payments	(12,728)	(7,746)	(20,474)
Lease interest	509	228	737
Lease liability recognized as of December 31, 2019	$104,785	$72,150	$176,935
Additions	—	66,025	66,025
Lease payments	(77,009)	(22,586)	(99,595)
Lease interest	3,642	2,242	5,884
Leasing liability recognized as of December 31, 2020	$31,418	$117,831	$149,249

Current portion	$31,418	$20,325	$51,743
Long-term portion	—	97,506	97,506
	$31,418	$117,831	$149,249

Disclosure of detailed information about non-current contractual lease obligations [Table Text Block]
Year	Amount
2022	$25,083
2023	56,815
2024	13,278
2025	5,533
$100,709